Commitments and contingent liabilities (Details Narrative) $ in Thousands	12 Months Ended
Mar. 31, 2022 USD ($)
Consideration	$ 2,021
Balance due on contractor agreement	87
Xinxing [Member]
Balance due on contractor agreement	$ 1,934